                                                      [ADVANTUS LOGO]

                                           ADVANTUS SERIES FUND, INC.

                                         Prospectus dated May 1, 2007

                                Bond Portfolio
                                Index 400 Mid-Cap Portfolio
                                Index 500 Portfolio
                                Maturing Government Bond 2010
                                Portfolio
                                Money Market Portfolio
                                Mortgage Securities Portfolio
                                Real Estate Securities Portfolio

                            As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved the Fund's securities. It is a criminal offense to state otherwise.

ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (Fund) is a Minnesota corporation with various investment portfolios that are each operated as mutual funds (the Portfolios). Seven of these Portfolios are described in this prospectus:

   - Bond Portfolio

   - Index 400 Mid-Cap Portfolio

   - Index 500 Portfolio

   - Maturing Government Bond 2010 Portfolio (with a maturity date of 2010)

   - Money Market Portfolio

   - Mortgage Securities Portfolio

   - Real Estate Securities Portfolio

The Fund has issued a separate series of its common stock for each Portfolio. This prospectus provides investors information about the Fund and the available Portfolios that investors should know before investing.

TABLE OF CONTENTS

                                                                       Page No.
SUMMARY .............................. ...............................        1
          Bond Portfolio..............................................        2
          Index 400 Mid-Cap Portfolio.................................        5
          Index 500 Portfolio.........................................        8
          Maturing Government Bond 2010 Portfolio.....................       11
          Money Market Portfolio......................................       14
          Mortgage Securities Portfolio...............................       17
          Real Estate Securities Portfolio............................       20
INVESTING IN THE FUND ....................... ........................       23
          Managing the Portfolios.....................................       23
          Advisory Fees...............................................       25
          Distribution Fees...........................................       26
          Payments to Insurance Companies.............................       26
          Investment Objective, Policies and Practices................       26
               Bond Portfolio.........................................       26
               Index 400 Mid-Cap Portfolio............................       29
               Index 500 Portfolio....................................       30
               Maturing Government Bond 2010 Portfolio................       31
               Money Market Portfolio.................................       32
               Mortgage Securities Portfolio..........................       34
               Real Estate Securities Portfolio.......................       36
               Investment Practices Common to the Portfolios..........       38
               Portfolio Turnover.....................................       38
          Defining Risks..............................................       39
BUYING AND SELLING SHARES ..................... ......................       43
          Buying Shares...............................................       43
          Selling Shares..............................................       44
          Exchanging Shares...........................................       44
GENERAL INFORMATION ........................ .........................       46
          Dividends and Capital Gains Distributions...................       46
          Taxes.......................................................       46
          Mixed and Shared Funding....................................       46
FINANCIAL HIGHLIGHTS ........................ ........................       48
SERVICE PROVIDERS ......................... ..........................       55
ADDITIONAL INFORMATION ABOUT THE FUND ............... ................       56

                                                     TABLE OF CONTENTS         i

                 (This page has been left blank intentionally.)

                                    SUMMARY

Advantus Series Fund, Inc. (the Fund) consists of various investment portfolios that are each open-end, diversified investment companies (i.e. mutual funds). The Portfolios offer investors a variety of investment objectives. Portfolio shares are not offered directly to the public. Portfolio shares are sold to Minnesota Life Insurance Company (Minnesota Life) in connection with its variable life insurance policies and variable annuity contracts. Portfolio shares are also offered to certain other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

This section gives investors a brief summary of each available Portfolio's investment objective, policies and main risks, as well as performance and financial information. More detailed information about each Portfolio follows this summary. Keep in mind that an investment in each Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency and that it is possible to lose money by investing in a Portfolio. An investor should also note that if a Portfolio makes frequent changes in its investment portfolio securities, such changes may result in higher Portfolio costs and may adversely affect an investor's return.

                                                               SUMMARY         1

BOND PORTFOLIO

Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.

The Portfolio invests in a variety of investment-grade debt securities. These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. In selecting securities, the Portfolio's investment adviser considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - CALL RISK - the risk that securities with interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

   - CREDIT RISK - the risk that an issuer of a debt security or fixed income obligation will not make payments on the security or obligation when due.

   - EXTENSION RISK - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

   - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

   - INTEREST RATE RISK - the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices - Bond Portfolio").

   - LIQUIDITY RISK - the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

   - PREPAYMENT RISK - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

   - SHORT-TERM TRADING RISK - the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

 2      SUMMARY

PORTFOLIO PERFORMANCE. The following bar chart and table show Bond Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[LINE GRAPHIC]

'97                                                                               9.42
'98                                                                               6.08
'99                                                                              -2.73
'00                                                                              10.44
'01                                                                               7.90
'02                                                                              10.50
'03                                                                               5.35
'04                                                                               4.98
'05                                                                               2.44
'06                                                                               4.66

Best Quarter:          (Q3'01)   4.85%
Worst Quarter:         (Q2'04)  -2.52%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   1 Year   5 Years   10 Years
------------------------------------------------------------------------------
     Bond Portfolio                           %     4.66     5.55       5.83
     Lehman Brothers Aggregate Bond Index           4.33     5.06       6.24

                                                               SUMMARY         3

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Bond Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


--------------------------------------------------------------------
     Management Fees                                        %   0.40

     Rule 12b-1 Fees                                        %   0.25

     Other Expenses                                         %   0.09

     Acquired Fund Fees and Expenses (a)                    %   0.01

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              %   0.75

     (a) In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
       $76        239       415       927

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

 4      SUMMARY

INDEX 400 MID-CAP PORTFOLIO

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

The Portfolio invests its assets in all of the common stocks included in the S&P
400. At March 31, 2007, the market capitalizations of companies included in the S&P 400 ranged from $1 billion to $4.5 billion.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - INDEX PERFORMANCE RISK - the risk that the Portfolio's ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Portfolio, commissions, and other expenses.

   - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

   - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                               SUMMARY         5

PORTFOLIO PERFORMANCE. The following bar chart and table show Index 400 Mid-Cap Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one and five year period and from the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[LINE GRAPHIC]

'98                                                                              16.68
'99                                                                              15.96
'00                                                                              16.05
'01                                                                              -1.07
'02                                                                             -15.03
'03                                                                              34.59
'04                                                                              15.73
'05                                                                              11.96
'06                                                                               9.78

Best Quarter:          (Q4'98)   26.59%
Worst Quarter:         (Q3'02)  -16.66%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                       From
                                                  1 Year   5 Years   Inception
------------------------------------------------------------------------------
     Index 400 Mid-Cap Portfolio
      (inception 10/1/97)                    %     9.78    10.22       10.55
     S&P 400 MidCap Index                         10.32    10.87       11.33

        SUMMARY
 6

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Index 400 Mid-Cap Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


--------------------------------------------------------------------
     Management Fees                                        %   0.15

     Rule 12b-1 Fees                                        %   0.25

     Other Expenses                                         %   0.16

     Acquired Fund Fees and Expenses (a)                    %   0.01

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              %   0.57

     (a) In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
       $58        182       317       711

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

                                                               SUMMARY         7

INDEX 500 PORTFOLIO

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

The Portfolio invests its assets in all of the common stocks included in the S&P 500.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - INDEX PERFORMANCE RISK - the risk that the Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, and other expenses.

   - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

   - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

 8      SUMMARY

PORTFOLIO PERFORMANCE. The following bar chart and table show Index 500 Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[BAR GRAPHIC]

'97                                                                              32.36
'98                                                                              27.99
'99                                                                              20.28
'00                                                                              -9.39
'01                                                                             -12.25
'02                                                                             -22.37
'03                                                                              28.04
'04                                                                              10.39
'05                                                                               4.43
'06                                                                              15.23

Best Quarter:          (Q4'98)    21.29%
Worst Quarter:         (Q3'02)   -17.27%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   1 Year   5 Years   10 Years
------------------------------------------------------------------------------
     Index 500 Portfolio                      %    15.23      5.72      7.90
     S&P 500
      (as adjusted for dividend
      reinvestment)                                15.79      6.19      8.42

                                                               SUMMARY         9

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Index 500 Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


--------------------------------------------------------------------
     Management Fees                                        %   0.15

     Rule 12b-1 Fees                                        %   0.25

     Other Expenses                                         %   0.09

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              %   0.49

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
       $50        158       275       618

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

 10     SUMMARY

MATURING GOVERNMENT BOND 2010 PORTFOLIO

The Maturing Government Bond 2010 Portfolio seeks as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date.

The Portfolio primarily invests in debt securities issued by the United States Treasury that are stripped of their unmatured interest coupons, and in receipts and certificates for stripped debt obligations and stripped interest coupons. In addition, the Portfolio may purchase other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by trusts where payment of principal and interest is guaranteed by the U.S. and by other government corporations. The Portfolio will mature on a specific target date. The current target maturity date is September 2010. On the target date, the Portfolio will be converted to cash and reinvested, at the direction of the investor, in another investment option available in the investor's variable life insurance policy or variable annuity contract (Variable Contract). If the investor does not provide reinvestment instructions, then the proceeds will automatically be invested in the Money Market Portfolio in accordance with the terms of the Variable Contract.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - CREDIT RISK - the risk that an issuer of a fixed income obligation will not make payments on the obligation when due (note: since the payment of principal on Portfolio securities is backed by the full faith and credit of the United States, this risk is less pervasive than other fixed income-oriented mutual funds).

   - INTEREST RATE RISK - the risk that the value of a debt security will decline due to changes in market interest rates (note: interest rate risk will affect the value of any of the Portfolio's zero coupon securities if the Portfolio desires to redeem a security prior to the security's maturity date. Otherwise, the Portfolio will receive the stated return from a zero coupon security upon maturity that will not be affected by changes in prevailing market interest rates). If an investor redeems Portfolio shares prior to the Portfolio's maturity target date, then the value of such Portfolio shares may be affected by interest rate risk.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                              SUMMARY         11

PORTFOLIO PERFORMANCE. The following bar chart and table show Maturing Government Bond 2010 Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how such Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[LINE GRAPHIC]

'97                                                                              17.87
'98                                                                              14.28
'99                                                                             -11.54
'00                                                                              21.36
'01                                                                               4.96
'02                                                                              18.85
'03                                                                               2.75
'04                                                                               3.31
'05                                                                              -0.03
'06                                                                               0.45

Best Quarter:          (Q3'02)    11.47%
Worst Quarter:         (Q1'99)    -4.92%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   1 Year   5 Years   10 Years
------------------------------------------------------------------------------
     2010 Portfolio                           %      .45     4.85       6.76
     Ryan Labs, Inc. September 2010 Index
      of U.S. Treasury Strips                       3.44     6.23       7.57

        SUMMARY
 12

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Maturing Government Bond 2010 Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)

--------------------------------------------------------------------
     Management Fees                                        %   0.25

     Other Expenses                                         %   2.63

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              %   2.88

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

    1 Year   3 Years   5 Years   10 Years
     $291      892      1,519     3,205

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

                                                              SUMMARY         13

MONEY MARKET PORTFOLIO

Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.

The Portfolio invests in a variety of U.S. dollar denominated money market securities, which may include shares of other money market funds.

Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - CREDIT RISK - the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due.

   - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

   - INFLATION RISK - the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the Portfolio's dividends.

   - INTEREST RATE RISK - the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

   - LIQUIDITY RISK - the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

 14     SUMMARY

PORTFOLIO PERFORMANCE. The following bar chart and table show Money Market Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows the Portfolio's average annual return over a one, five and ten year period. The chart and table assume reinvestment of dividends. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[LINE GRAPHIC]

'97                                                                              5.11
'98                                                                              4.97
'99                                                                              4.71
'00                                                                              5.96
'01                                                                              3.75
'02                                                                              1.28
'03                                                                              0.61
'04                                                                              0.74
'05                                                                              2.43
'06                                                                              4.36

Best Quarter:          (Q4'00)    1.56%
Worst Quarter:         (Q2'04)     .10%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   1 Year   5 Years   10 Years
------------------------------------------------------------------------------
     Money Market Portfolio                   %     4.36     1.88       3.38

An investor may obtain up-to-date information about the Portfolio's seven-day current yield and seven-day effective yield by calling Minnesota Life at (800) 995-3850.

                                                              SUMMARY         15

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Money Market Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


--------------------------------------------------------------------
     Management Fees                                        %   0.30

     Rule 12b-1 Fees                                        %   0.25

     Other Expenses                                         %   0.16

     Acquired Fund Fees and Expenses (a)                    %   0.01

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              %   0.72

     (a) In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
       $73        229       399       891

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

 16     SUMMARY

MORTGAGE SECURITIES PORTFOLIO

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

The Portfolio invests in mortgage-related securities. The Portfolio invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities. In selecting securities, the Portfolio's investment adviser considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions and interest rates.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - CALL RISK - the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

   - CONCENTRATION RISK - the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio concentrates its investments in the mortgage and mortgage-finance industry.

   - CREDIT RISK - the risk that an issuer of a mortgage-backed security or fixed income obligation will not make payments on the security or obligation when due.

   - EXTENSION RISK - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

   - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

   - INTEREST RATE RISK - the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices - Mortgage Securities Portfolio").

   - LIQUIDITY RISK - the risk that mortgage-related securities purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

   - PREPAYMENT RISK - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

   - SHORT-TERM TRADING RISK - the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                              SUMMARY         17

PORTFOLIO PERFORMANCE. The following bar chart and table show Mortgage Securities Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[LINE GRAPHIC]

'97                                                                              9.14
'98                                                                              6.57
'99                                                                              1.99
'00                                                                             11.80
'01                                                                              9.04
'02                                                                              9.66
'03                                                                              4.15
'04                                                                              4.81
'05                                                                              2.88
'06                                                                              5.34

Best Quarter:          (Q3'01)   4.66%
Worst Quarter:         (Q2'04)  -1.36%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   1 Year   5 Years   10 Years
------------------------------------------------------------------------------
     Mortgage Securities Portfolio            %     5.34     5.34       6.49
     Lehman Brothers Mortgage-Backed
      Securities Index                              5.22     4.85       6.16

        SUMMARY
 18

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Mortgage Securities Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


------------------------------------------------------------------------
     Management Fees                                            %   0.40

     Rule 12b-1 Fees                                            %   0.25

     Other Expenses                                             %   0.11

     Acquired Fund Fees and Expenses (a)                        %   0.01

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  %   0.77

     (a) In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
       $78        245       426       951

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

                                                              SUMMARY         19

REAL ESTATE SECURITIES PORTFOLIO

Real Estate Securities Portfolio seeks above average income and long-term growth of capital.

The Portfolio invests its assets primarily in real estate and real estate-related securities. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. A REOC is a corporation that also invests in fee or leasehold ownership of real estate or mortgages, but may also invest directly in other businesses that are either related or unrelated to the ownership of real estate. In selecting securities, the Portfolio's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

   - CONCENTRATION RISK - the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry The Portfolio concentrates its investments in the real estate and real estate related industry.

   - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

   - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

   - REAL ESTATE RISK - the risk that the value of the Portfolio's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

   - REIT-RELATED RISK - the risk that the value of the Portfolio's equity securities issued by REITs will be adversely affected by changes in the value of the underlying property or by the loss of the REIT's favorable tax status.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

 20     SUMMARY

PORTFOLIO PERFORMANCE. The following bar chart and table show Real Estate Securities Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one and five year period and from the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)
--------------------------------------------------------------------------------
[BAR GRAPHIC]

'99                                                                              -3.89
'00                                                                              25.61
'01                                                                              10.03
'02                                                                               6.97
'03                                                                              42.21
'04                                                                              35.52
'05                                                                              11.08
'06                                                                              30.63

Best Quarter:          (Q4'04)    18.13%
Worst Quarter:         (Q3'99)   -10.30%

   AVERAGE ANNUAL TOTAL RETURN
   (FOR PERIODS ENDING DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                       From
                                                  1 Year   5 Years   Inception
------------------------------------------------------------------------------
     Real Estate Securities Portfolio
      (inception 5/1/98)                     %    30.63     24.50      15.09
     Dow Jones Wilshire Real Estate
      Securities Index                            35.67     23.99      15.62

                                                              SUMMARY         21

FEES AND EXPENSES. Investors pay fees and expenses in connection with investing in the Real Estate Securities Portfolio. This table describes the fees and expenses that investors pay if they buy and hold shares of the Portfolio, but it does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          SHAREHOLDER FEES

          (fees paid directly from an investment in the Portfolio)
          ----------------------------------------------------------------------
              Not Applicable

          ANNUAL PORTFOLIO OPERATING EXPENSES

          (expenses that are deducted from Portfolio assets)


--------------------------------------------------------------------
     Management Fees                                       %    0.70

     Rule 12b-1 Fees                                       %    0.25

     Other Expenses                                        %    0.15

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES             %    1.10

EXAMPLE. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

     1 Year     3 Years   5 Years   10 Years
      $112        351       608      1,343

The table and the example above reflect the Portfolio related fees and expenses that an investor would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

 22     SUMMARY

                             INVESTING IN THE FUND

MANAGING THE PORTFOLIOS

ADVANTUS CAPITAL. The investment adviser of each of the Portfolios is Advantus Capital Management, Inc. (Advantus Capital), 400 Robert Street North, St. Paul, Minnesota 55101, which has managed the Fund's assets since May 1, 1997. Since its inception in 1994, Advantus Capital has also managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life), and has provided investment sub-advisory services for various unaffiliated mutual funds. Advantus Capital manages the Fund's investments and furnishes all necessary office facilities, equipment and personnel for servicing the Fund's investments. Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. In addition, Minnesota Life serves as administrative services agent to the Fund.

The Fund and Advantus Capital have obtained an exemptive order from the SEC allowing them to use a "manager of managers" strategy related to management of the Fund. Under this strategy, Advantus Capital may select new Portfolio investment sub-advisers upon the approval of the Fund's Board of Directors and without shareholder approval. Advantus Capital may change the terms of any investment sub-advisory agreement or continue to employ an investment sub-adviser after termination of an investment sub-advisory agreement. Investors will be notified of any investment sub-adviser changes. In any event, Fund shareholders may terminate investment sub-adviser arrangements upon a vote of the majority of the applicable outstanding Portfolio shares. Advantus Capital is responsible for overseeing sub-advisers and for recommending their hiring, termination and replacement and retains ultimate responsibility for the investment performance of each Portfolio employing a sub-adviser. Investors in the Fund (purchasers of variable life insurance policies and variable annuity contracts issued by Minnesota Life or other life insurance companies to which the Fund has sold its shares) are, in effect, electing to have Advantus Capital either manage the investment of a Portfolio's assets or select one or more sub-advisers to achieve that Portfolio's investment objective.

PORTFOLIO MANAGERS. The following persons serve as the primary portfolio managers for the Portfolios (the Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund):

                         PORTFOLIO MANAGER      PRIMARY PORTFOLIO
     PORTFOLIO               AND TITLE            MANAGER SINCE     BUSINESS EXPERIENCE DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
     Bond             Christopher R. Sebald     August 14, 2003     Senior Vice President and Lead Portfolio
                      Portfolio Manager                             Manager, Total Return Fixed Income,
                                                                    Advantus Capital, since August 2003;
                                                                    Senior Vice President and Portfolio
                                                                    Manager, AEGON USA Investment Management,
                                                                    July 2000 through July 2003

                                                INVESTING IN THE FUND         23

                         PORTFOLIO MANAGER      PRIMARY PORTFOLIO
     PORTFOLIO               AND TITLE            MANAGER SINCE     BUSINESS EXPERIENCE DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
     Bond             Thomas B. Houghton        April 29, 2005      Vice President and Portfolio Manager,
                      Portfolio Manager                             Total Return Fixed Income, Advantus
                                                                    Capital, since August 2003; Senior
                                                                    Investment Officer, Advantus Capital,
                                                                    April 2002 to August 2003; Senior
                                                                    Securities Analyst, Public Corporate
                                                                    Bonds, American Express, July 2001 through
                                                                    March 2002
                      David W. Land             April 29, 2005      Vice President and Portfolio Manager,
                      Portfolio Manager                             Total Return, Advantus Capital; Senior
                                                                    Analyst, AXA Investment Managers North
                                                                    America, Inc., August 2003 through April
                                                                    2004; Senior Investment Officer, Advantus
                                                                    Capital, July 2000 through July 2003
     Index 400        James P. Seifert          June 30, 1999       Index Funds Portfolio Manager, Advantus
     Mid-Cap          Portfolio Manager                             Capital

     Index 500        James P. Seifert          June 30, 1999       Index Funds Portfolio Manager, Advantus
                      Portfolio Manager                             Capital

     Maturing         Christopher R. Sebald     August 14, 2003     Senior Vice President and Lead Portfolio
     Government       Portfolio Manager                             Manager, Total Return Fixed Income,
     Bond 2010                                                      Advantus Capital, since August 2003;
                                                                    Senior Vice President and Portfolio
                                                                    Manager, AEGON USA Investment Management,
                                                                    July 2000 through July 2003

     Money Market     Thomas B. Houghton        August 18, 2003     Vice President and Portfolio Manager,
                      Portfolio Manager                             Total Return Fixed Income, Advantus
                                                                    Capital, since August 2003; Senior
                                                                    Investment Officer, Advantus Capital,
                                                                    April 2002 to August 2003; Senior
                                                                    Securities Analyst, Public Corporate
                                                                    Bonds, American Express, July 2001 through
                                                                    March 2002
                      Christopher R. Sebald     April 29, 2005      Senior Vice President and Lead Portfolio
                      Portfolio Manager                             Manager, Total Return Fixed Income,
                                                                    Advantus Capital, since August 2003;
                                                                    Senior Vice President and Portfolio
                                                                    Manager, AEGON USA Investment Management,
                                                                    July 2000 through July 2003
     Mortgage         David W. Land             April 5, 2004       Vice President and Portfolio Manager,
     Securities       Portfolio Manager                             Total Return, Advantus Capital; Senior
                                                                    Analyst, AXA Investment Managers North
                                                                    America, Inc., August 2003 through April
                                                                    2004; Senior Investment Officer, Advantus
                                                                    Capital, July 2000 through July 2003
                      Christopher R. Sebald     August 14, 2003     Senior Vice President and Lead Portfolio
                      Portfolio Manager                             Manager, Total Return Fixed Income,
                                                                    Advantus Capital, since August 2003;
                                                                    Senior Vice President and Portfolio
                                                                    Manager, AEGON USA Investment Management,
                                                                    July 2000 through July 2003

        INVESTING IN THE FUND
 24

                         PORTFOLIO MANAGER      PRIMARY PORTFOLIO
     PORTFOLIO               AND TITLE            MANAGER SINCE     BUSINESS EXPERIENCE DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
     Real Estate      Joseph R. Betlej          May 1, 1998         Vice President and Portfolio Manager,
     Securities       Portfolio Manager                             Advantus Capital
                      Lowell R. Bolken          January 13, 2006    Associate Portfolio Manager, Advantus
                      Portfolio Manager                             Capital, since September 2005; Managing
                                                                    Director and Manager, Corporate Bond
                                                                    Research, RBC Dain Rauscher, Inc., April
                                                                    2001 to September 2005

ADVISORY FEES

The Fund pays Advantus Capital monthly fees calculated on an annual basis for each Portfolio. Advantus Capital uses a portion of the applicable fees to pay sub-advisers. The advisory fee paid to Advantus Capital for each Portfolio described in this prospectus during 2006, as a percentage of average daily net assets, was as follows:

                                                       AGGREGATE FEE
PORTFOLIO                                             PAID DURING 2006
----------------------------------------------------------------------
     Bond Portfolio                                        0.40%
     Index 400 Mid-Cap Portfolio                           0.15%
     Index 500 Portfolio                                   0.15%
     Maturing Government Bond 2010
       Portfolio                                           0.25%
     Money Market Portfolio                                0.30%
     Mortgage Securities Portfolio                         0.40%
     Real Estate Securities Portfolio                      0.70%

A discussion regarding the basis of the approval by the Fund's Board of Directors, in January 2006, of the Investment Advisory Agreement with Advantus Capital is available in the Semi-Annual Report to Shareholders for the period ended June 30, 2006. An updated discussion regarding the most recent such approval by the Fund's Board of Directors, in January 2007, will be available in the Semi-Annual Report to Shareholders for the period ending June 30, 2007.

                                                INVESTING IN THE FUND         25

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Distribution Plan covering all of its Portfolios described in this prospectus except the Maturing Government Bond 2010 Portfolio. Each covered Portfolio pays distribution fees equal to .25% per annum of the average daily net assets of the Portfolio. These fees are paid out of the Portfolio's assets on an on-going basis, which affects the Portfolio's share price, and, over time, increases the cost of an investment in the Portfolio. These distribution fees may also cost the purchaser of a variable life insurance policy or variable annuity contract which is invested in the Portfolio more over time than other types of sales charges that may be paid in connection with the variable policy or contract. The fees are paid to Securian Financial Services, Inc. (Securian Financial) the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Portfolio's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain administrative or other non-distribution services as provided for in the Distribution Plan.

PAYMENTS TO INSURANCE COMPANIES

Minnesota Life, or another life insurance company issuing variable life insurance policies or variable annuity contracts that invest in the Fund's Portfolios, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Advantus Capital may make other payments to insurance companies that are intended to compensate such companies for costs of various administrative support services they perform in connection with variable life insurance policies and variable annuity contracts that invest in the Fund's Portfolios. These services may indirectly benefit the Fund and the fees paid by Advantus Capital are in addition to any fees that may be paid by the Fund for these or other types of services. Advantus Capital currently makes such payments to Minnesota Life in amounts based on a percentage of the average daily net asset value of shares of certain Portfolios held in connection with certain Minnesota Life variable life insurance policies and variable annuity contracts. Payments in connection with such policies and contracts are equal to .10% per annum for shares of the Real Estate Securities Portfolio, and .05% per annum for shares of the Bond, Mortgage Securities, Index 400 Mid-Cap and Index 500 Portfolios. The amount of any payments described in this paragraph is determined by Advantus Capital, and all such amounts are paid out of Advantus Capital's available assets and not by the Fund. As a result, the total expense ratio of any Portfolio will not be affected by any such payments.

INVESTMENT OBJECTIVE,
POLICIES AND PRACTICES

The investment objective and principal investment policies for each Portfolio are described below. A Portfolio's fundamental investment policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. Each Portfolio's investment objective is a fundamental investment policy. Other investment restrictions that are fundamental are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is. The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

BOND PORTFOLIO

Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.

 26     INVESTING IN THE FUND

It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. The Portfolio invests primarily in a variety of investment-grade debt securities which include:

   - investment-grade corporate debt obligations and mortgage-backed securities

   - debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds, and U.S. Treasury inflation-protection securities)

   - investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

   - investment-grade asset-backed securities

   - U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies and publicly traded in the United States

   - debt obligations of U.S. banks, savings and loan associations and savings banks

The Portfolio will invest a portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries. The Portfolio may invest in long-term debt securities (i.e., maturities of more than 10 years), intermediate debt securities (i.e., maturities from 3 to 10 years) and short-term debt securities (i.e., maturities of less than 3 years). In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the interest holder to receive the interest portion of cash payments, while the principal component only allows the interest holder to receive the principal portion of cash payments.

Asset-backed securities represent interest in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

The market for bonds and other debt securities is generally liquid, but individual debt securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular debt securities or the broader bond market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines

                                                INVESTING IN THE FUND         27
adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2006, the Portfolio had 4.1% of its net assets invested in illiquid securities, and 12.26% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Portfolio's net assets being invested in illiquid securities.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its debt, mortgage-related and asset-backed securities portfolio will range from four to seven years.

In addition, the Portfolio may invest lesser portions of its assets in interest rate and other bond futures contracts and options on futures contracts, convertible and non-convertible investment-grade and non-investment grade debt securities issued by domestic governments and companies, restricted and illiquid securities, options (the Portfolio may purchase, sell and write put and call options), stripped asset-backed securities, securities purchased on a when-issued or forward commitment basis, mortgage dollar roll transactions, securities of other investment companies, preferred stocks and other equity securities obtained upon conversion of debt securities or warrants, swap agreements, credit default swaps, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

RISKS. An investment in the Portfolio is subject to the following risks:

   - Call Risk

   - Credit Risk

   - Diversification Risk

   - Extension Risk

   - Foreign Securities Risk

   - Income Risk

   - Inflation Risk

   - Interest Rate Risk

   - Liquidity Risk

   - Market Risk

   - Portfolio Risk

   - Prepayment Risk

   - Securities Lending Risk

   - Short-Term Trading Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

 28     INVESTING IN THE FUND

INDEX 400 MID-CAP PORTFOLIO

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 400. At March 31, 2007, the market capitalizations of companies included in the S&P 400 ranged from $1 billion to $4.5 billion. The Portfolio attempts to achieve a correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 400.

Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 400 replication and to round off security weightings.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400 (investments covered by this 80% policy may also include S&P 400 stock index futures contracts or shares of other investment companies that also track the performance of the S&P 400, each of which have economic characteristics similar to an investment in the S&P 400). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, securities of other investment companies, restricted and illiquid securities, index depositary receipts, stock index futures contracts and options on futures contracts, swap agreements, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

S&P designates the stocks included in the S&P 400. From time to time, S&P may add or delete stocks from the S&P 400. Inclusion of a stock in the S&P 400 does not imply an opinion by S&P as to its investment merit. "Standard & Poor's," "S&P," "S&P 400" and "Standard & Poor's MidCap 400," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

RISKS. An investment in the Portfolio is subject to the following risks:

   - Company Risk

   - Diversification Risk

   - Index Performance Risk

   - Inflation Risk

   - Market Risk

   - Mid Size Company Risk

   - Portfolio Risk

   - Sector Risk

   - Securities Lending Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

                                                INVESTING IN THE FUND         29

INDEX 500 PORTFOLIO

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 500. The Portfolio attempts to achieve a correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500.

Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 500 replication and to round off security weightings.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500 (investments covered by this 80% policy may also include S&P 500 stock index futures contracts or shares of other investment companies that also track the performance of the S&P 500, each of which have economic characteristics similar to an investment in the S&P 500). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, stock index futures contracts and options on futures contracts, securities of other investment companies, restricted and illiquid securities, index depositary receipts, swap agreements, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Standard & Poor's Rating Services (S&P), a division of the McGraw-Hill Companies, Inc., designates the stocks included in the S&P 500. From time to time, S&P may add or delete stocks from the S&P 500. Inclusion of a stock in the S&P 500 does not imply an opinion by S&P as to its investment merit. "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

RISKS. An investment in the Portfolio is subject to the following risks:

   - Company Risk

   - Diversification Risk

   - Index Performance Risk

   - Inflation Risk

   - Large Company Risk

   - Market Risk

   - Portfolio Risk

   - Sector Risk

   - Securities Lending Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

 30     INVESTING IN THE FUND

MATURING GOVERNMENT BOND 2010 PORTFOLIO

Maturing Government Bond 2010 Portfolio seeks as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date.

The Portfolio primarily invests in zero coupon securities. Zero coupon securities include securities issued by the United States Treasury (Stripped Treasury Securities), by the U.S. government and its agencies and instrumentalities (Stripped Government Securities) and by domestic corporations (Stripped Corporate Securities). Under normal circumstances, the Portfolio will invest at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in Stripped Treasury Securities and Stripped Government Securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy.

"Stripped Treasury Securities" consist of (a) debt obligations issued by the U.S. Treasury that are stripped of their respective unmatured interest coupon and (b) receipts and certificates for such stripped debt obligations and stripped interest coupons. "Stripped Government Securities" consist of zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by trusts to which payment of principal and interest are guaranteed by the U.S., and by other government sponsored corporations. "Stripped Corporate Securities" consist of zero coupon debt securities issued by domestic corporations, interest coupons stripped from corporate debt obligations and receipts and certificates for such stripped debt obligations and stripped coupons.

Zero coupon securities are securities that pay no cash income and are sold at a discount from their stated maturity value. When held to maturity, the entire return on zero coupon securities generally consists of the difference between each security's purchase price and its respective maturity value. As a result, an investor knows this difference at the time of purchase and can determine the investment return from such securities. However, since the Portfolio may invest in other non-zero coupon securities and instruments (as discussed below), the Portfolio's total investment return will vary from the aggregate purchase price-maturity value spread of its zero coupon securities. Nevertheless, these non-zero coupon securities will also describe an anticipated yield to a designated maturity date. In order to obtain an amount approximating the anticipated return from the Portfolio's zero coupon holdings, an investor should hold Portfolio shares until the maturity date of the Portfolio.

The anticipated total return on an investment in the Portfolio will vary if shares of the Portfolio are redeemed prior to the stated maturity date. Generally, the value of zero coupon and non-zero coupon holdings prior to the stated maturity date may increase or decrease with changes in prevailing interest rates. Since shares redeemed prior to maturity are redeemed at net asset value (i.e. a value based on the current market value of the Portfolio's holdings per share), an investor may receive a significantly different investment return than anticipated at the time of purchase upon redemption prior to maturity. Return may also be affected by cash flow transactions affecting the Portfolio (i.e., redemptions by others or purchases of Portfolio shares).

The Portfolio will mature on a specific target date. The current target date is the third Friday of September 2010. On the target date, the Portfolio will be converted to cash and reinvested, at the direction of the investor, in another investment option available in the investor's variable life insurance policy or variable annuity contract (Variable Contract). If the investor does not provide reinvestment instructions, then the proceeds will automatically be invested in the Money Market Portfolio in accordance with the terms of the Variable Contract.

                                                INVESTING IN THE FUND         31

As a rule of thumb, a portfolio of fixed income securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of fixed income securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer effective duration is more price sensitive than a security with a shorter duration. In general, a portfolio of fixed income securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its investment portfolio will range within one year of the Portfolio's remaining maturity. Thus, if the time remaining to a Portfolio's target maturity date is five years, the Portfolio's duration will range from four to six years.

In addition, the Portfolio may invest lesser portions of its assets in other investment-grade debt obligations, restricted and illiquid securities, securities of other investment companies, swap agreements, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

RISKS. An investment in the Portfolio is subject to the following risks:

   - Credit Risk

   - Diversification Risk

   - Income Risk

   - Inflation Risk

   - Interest Rate Risk

   - Market Risk

   - Portfolio Risk

   - Securities Lending Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

MONEY MARKET PORTFOLIO

Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.

Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation.

The Portfolio invests in a variety of U.S. dollar denominated money market securities, including:

   - securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (including bills, notes, bonds and certificates of indebtedness)

   - obligations of domestic banks, savings and loan associations, savings banks with total assets of at least $2 billion (including certificates of deposit, bank notes, commercial paper, time deposits and bankers' acceptances)

 32     INVESTING IN THE FUND

   - U.S. dollar denominated obligations of U.S. branches or agencies of foreign banks with total assets of at least $2 billion

   - U.S. dollar denominated obligations of Canadian chartered banks and London branches of U.S. banks with total assets of at least $2 billion

   - U.S. dollar denominated securities issued by foreign governments and companies and publicly traded in the United States

   - obligations of supranational entities such as the International Bank for Reconstruction and Development

   - domestic corporate, domestic limited partnership and affiliated foreign corporate obligations (including commercial paper, notes and bonds, as well as asset-backed commercial paper and other asset-backed securities)

   - shares of other investment companies that qualify as money market funds

In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, and in repurchase agreement and reverse repurchase agreement transactions.

The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase. The Portfolio maintains an average weighted maturity of 90 days or less.

The Portfolio will invest in shares of other money market funds when it cannot invest as efficiently in other money market securities or when Advantus Capital otherwise believes that the return and liquidity features of a money market fund are beneficial relative to other types of investment options. To the extent the Portfolio invests in shares of another money market fund, it will indirectly absorb its pro rata share of such fund's operating expenses, including investment advisory and administrative fees, which will reduce the Portfolio's return on such investment relative to investment alternatives that do not include such expenses.

The market for commercial paper and other money market securities is highly liquid, but individual securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular securities or the broader short-term debt market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 10% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2006, the Portfolio had none of its net assets invested in illiquid securities, and 39.3% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 10% of the Portfolio's net assets being invested in illiquid securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

                                                INVESTING IN THE FUND         33

RISKS. An investment in the Portfolio is subject to the following risks:

   - Credit Risk

   - Diversification Risk

   - Foreign Securities Risk

   - Income Risk

   - Inflation Risk

   - Interest Rate Risk

   - Liquidity Risk

   - Market Risk

   - Portfolio Risk

   - Stable Price Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

MORTGAGE SECURITIES PORTFOLIO

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. The Portfolio invests a major portion of its assets in high and investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations
(CMOs) and stripped mortgage-backed securities.

In selecting mortgage-related securities, Advantus Capital considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (i.e., residential versus commercial real estate) and the type of underlying mortgage loan (i.e., a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus Capital also considers current and expected trends in economic conditions, interest rates and the mortgage market, and selects securities which, in its judgment, are likely to perform well in those circumstances.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2006, the Portfolio had 6.5% of its net assets invested in illiquid securities, and 9.4% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Portfolio's net assets being invested in illiquid securities.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans

 34     INVESTING IN THE FUND
received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Portfolio may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Although FNMA and FHLMC may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. FNMA and FHLMC generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers).

The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Portfolio may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the security holder to receive the interest portion of cash payments, while the principal component only allows the security holder to receive the principal portion of cash payments.

As a rule of thumb, a portfolio of fixed income securities (including mortgage-related securities) experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of mortgage-related securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of mortgage-related securities experiences a percentage decrease in principal

                                                INVESTING IN THE FUND         35
value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its investment portfolio will range from one to seven years.

In addition, the Portfolio may invest lesser portions of its assets in non-investment grade mortgage-related securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, convertible and non-convertible investment-grade and non-investment grade corporate debt securities, securities of other investment companies, direct mortgage investments, interest rate and other bond futures contracts, and options on futures contracts, swap agreements, credit default swaps, options (the Portfolio may purchase, sell and write put and call options), asset-backed and stripped asset-backed securities, U.S. dollar denominated mortgage-related securities issued by foreign governments and companies and traded in the U.S., repurchase agreement transactions, when-issued or forward commitment transactions, mortgage dollar rolls, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

RISKS. An investment in the Portfolio is subject to the following risks:

   - Call Risk

   - Concentration Risk

   - Credit Risk

   - Diversification Risk

   - Extension Risk

   - Foreign Securities Risk

   - Income Risk

   - Inflation Risk

   - Interest Rate Risk

   - Liquidity Risk

   - Market Risk

   - Portfolio Risk

   - Prepayment Risk

   - Short-Term Trading Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

REAL ESTATE SECURITIES PORTFOLIO

Real Estate Securities Portfolio seeks above average income and long-term growth of capital.

Under normal circumstances, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested in real estate and real estate-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Portfolio will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Portfolio does not invest directly in real estate.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), Real Estate Operating Companies (REOCs), real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

 36     INVESTING IN THE FUND

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Portfolio mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, investors will also indirectly bear similar expenses of the REITs in which the Portfolio invests. A REOC is typically structured as a "C" corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Portfolio's securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

The Portfolio may invest in securities of small, mid and large capitalization companies. Advantus Capital assesses an investment's potential for sustainable earnings growth over time. In selecting securities, Advantus Capital considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and comparative market position.

In addition, the Portfolio may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Portfolio may also invest in non-real estate related equity securities, warrants, preferred stock, convertible debt securities, investment-grade fixed income securities, securities of other investment companies, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts and options on futures contracts, options (the Portfolio may purchase, sell and write put and call options), swap agreements, securities issued by foreign governments and companies, American Depository Receipts, securities purchased on a when issued or forward commitment basis, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

                                                INVESTING IN THE FUND         37

RISKS. An investment in the Portfolio is subject to the following risks:

   - Company Risk

   - Concentration Risk

   - Credit Risk

   - Diversification Risk

   - Extension Risk

   - Foreign Securities Risk

   - Income Risk

   - Inflation Risk

   - Interest Rate Risk

   - Large Company Risk

   - Limited Portfolio Risk

   - Market Risk

   - Mid Size Company Risk

   - Portfolio Risk

   - Prepayment Risk

   - Real Estate Risk

   - REIT-Related Risk

   - Sector Risk

   - Securities Lending Risk

   - Short-Term Trading Risk

   - Small and Micro-Cap Company Risk

A detailed description of these risks is set forth in "- Defining Risks" below.

INVESTMENT PRACTICES COMMON TO THE PORTFOLIOS

In an attempt to respond to adverse market, economic, political or other conditions, each of the Portfolios may also invest for temporary defensive purposes in cash and various short-term cash equivalent items without limit. When investing for temporary defensive purposes, a Portfolio may not always achieve its investment objective. See "Investment Objective and Policies -- Defensive Purposes" in the Statement of Additional Information for further details.

PORTFOLIO TURNOVER

Before investing in a Portfolio, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the Portfolio's future returns. In general, the greater the volume of buying and selling by the Portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return. Portfolio turnover rates for the last five years are presented in the Financial Highlights included in the Summary for each Portfolio, above.

The Portfolios, while they generally do not invest or trade for short-term profits, are actively managed and the Portfolio managers may trade securities frequently. As a result, each Portfolio may, from time to time, have an annual portfolio turnover rate of over 100%. Factors contributing to a Portfolio's higher turnover rate may include general market volatility, significant positive or negative developments concerning particular securities holdings, an attempt to maintain the Portfolio's market capitalization target and the need to sell holdings to meet redemption requests. While higher turnover rates may result in increased transaction costs, the managers of the Portfolios attempt to have the benefits of these transactions outweigh the costs, although this cannot be assured. During the year ended December 31, 2006, the following Portfolios described in this prospectus had turnover rates in excess of 100%: none.

 38     INVESTING IN THE FUND

DEFINING RISKS

Investment in each Portfolio involves risks. A Portfolio's yield and price are not guaranteed, and the value of an investment in a Portfolio will go up or down. The value of an investment in a particular Portfolio may be affected by the risks of investing in that Portfolio as identified for each Portfolio in " -Investment Objective, Policies and Practices" above. The following glossary describes those identified risks associated with investing in the Portfolios.

   - CALL RISK - is the risk that securities with high interest rates (or other attributes that increase debt cost) will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. In general, an issuer will call its debt securities if they can be refinanced by issuing new securities with a lower interest rate. The Portfolio is subject to the possibility that during periods of falling interest rates, an issuer will call its securities. As a result, the Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's income.

   - COMPANY RISK - is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

   - CONCENTRATION RISK - is the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio is subject to concentration risk if the Portfolio invests more than 25% of its total assets in a particular industry. The Mortgage Securities and Real Estate Securities Portfolios each concentrates its investments in a single industry.

   - CREDIT RISK - is the risk that an issuer of a debt security, mortgage-backed security or fixed income obligation will not make payments on the security or obligation when due, or that the other party to a contract will default on its obligation. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Portfolio. Also, a change in the quality rating of a debt security or other fixed income obligation can affect the security's or obligation's liquidity and make it more difficult to sell. The Portfolio may attempt to minimize credit risk by investing in debt securities and other fixed income obligations considered at least investment grade at the time of purchase. However, all of these securities and obligations, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations. If the Portfolio purchases unrated securities and obligations, it will depend on its investment adviser's or sub-adviser's analysis of credit risk more heavily than usual.

   - DIVERSIFICATION RISK - is the risk that, as a result of investing more than 5% of its total assets in the securities of a single issuer, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a more diversified investment portfolio. A Portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer. With respect to the other 25% of its total assets, however, a Portfolio is subject to diversification risk if it invests more than 5% of its total assets in the securities of a single issuer.

   - EXTENSION RISK - is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-related securities.

                                                INVESTING IN THE FUND         39

   - FOREIGN SECURITIES RISK - is the risk that the value of foreign companies or foreign government securities held by the Portfolio may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

     POLITICAL AND ECONOMIC RISKS. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or nationalization of assets.

     FOREIGN TAX RISK. The Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Portfolio may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

     FOREIGN INVESTMENT RESTRICTION RISK. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

     FOREIGN SECURITIES MARKET RISK. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. Moreover, foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.

     INFORMATION AND REMEDIES RISK. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to domestic companies. As a result, less information may be available to investors concerning foreign issuers. In addition, the Portfolio may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with domestic companies in domestic courts.

   - INCOME RISK - is the risk that the Portfolio may experience a decline in its income due to falling interest rates.

   - INDEX PERFORMANCE RISK - is the risk that the Portfolio's ability to replicate the performance of a particular securities index may be affected by, among other things, changes in securities markets, the manner in which the index's sponsor calculates the applicable securities index, the amount and timing of cash flows into and out of the Portfolio, commissions and other expenses.

   - INFLATION RISK - is the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the value of the Portfolio's dividends. Fixed-rate debt securities may be more susceptible to this risk than floating-rate debt securities or equity securities, whose value and dividends may increase in the future.

   - INTEREST RATE RISK - is the risk that the value of a debt security, mortgage-backed security or fixed income obligation will decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation generally increases.

 40     INVESTING IN THE FUND

     Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

   - LARGE COMPANY RISK - is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

   - LIMITED PORTFOLIO RISK - is the risk that an investment in the Portfolio may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected from a greater number of issuers. The Portfolio is subject to limited portfolio risk because the Portfolio may invest in a smaller number of individual issuers than other portfolios.

   - LIQUIDITY RISK - is the risk that a debt security, mortgage-backed security or fixed income obligation purchased by a Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

   - MARKET RISK - is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Portfolio's investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

   - MID SIZE COMPANY RISK - is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

   - PORTFOLIO RISK - is the risk that Portfolio performance may not meet or exceed that of the market as a whole. The performance of the Portfolio will depend on the Portfolio's investment adviser's or sub-adviser's judgment of economic and market policies, trends in investment yields and monetary policy.

   - PREPAYMENT RISK - is the risk that falling interest rates could cause prepayments of mortgage-related securities to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying these securities. The Portfolio must reinvest the prepayments at a time when interest rates on new mortgage investments are falling, reducing the income of the Portfolio. In addition, when interest rates fall, prices on mortgage-related securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in mortgage prepayments.

   - REAL ESTATE RISK - is the risk that the value of the Portfolio's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in

                                                INVESTING IN THE FUND         41
     real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

   - REIT-RELATED RISK - is the risk that the value of the Portfolio's equity REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940. In addition, REITs may be limited in their ability to maintain sufficient short-term liquidity in the event of an unforeseen or sudden decline in asset values and/or income because REITs are required to limit the amount of cash retained from business activities in order to maintain their REIT status under the Internal Revenue Code.

   - SECTOR RISK - is the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

   - SECURITIES LENDING RISK - is the risk that the Portfolio may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Portfolio enters into loan arrangements only with institutions that the Portfolio's investment adviser or sub-adviser has determined are creditworthy.

   - SHORT-TERM TRADING RISK - is the risk that a Portfolio may trade securities frequently and hold securities in its portfolio for one year or less. Frequent purchases and sales of securities will increase the Portfolio's transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity.

   - SMALL AND MICRO-CAP COMPANY RISK - is the risk that equity securities of small and micro-cap capitalization companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of micro-cap and small capitalization companies at the desired time and place.

   - STABLE PRICE RISK - is the risk that the Money Market Portfolio will not be able to maintain a stable share price of $1.00. There may be situations where the Portfolio's share price could fall below $1.00, which would reduce the value of an investor's account.

 42     INVESTING IN THE FUND

                           BUYING AND SELLING SHARES

BUYING SHARES

Portfolio shares may be sold only to participating life insurance company separate accounts and qualified plans (financial intermediaries) and are not offered directly to the public. Portfolio shares are currently offered only to certain of Minnesota Life's separate accounts in connection with its variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance company affiliates of Minnesota Life. It is possible that the Fund may offer Portfolio shares to other financial intermediaries in the future. In all cases, Portfolio shares are held in an omnibus account owned by the participating financial intermediary. Please refer to the appropriate separate account prospectus or plan documents for details. Securian Financial serves as the underwriter of the Fund's shares.

Eligible investors may purchase Portfolio shares on any day the New York Stock Exchange (NYSE) is open for business. The price for Portfolio shares is equal to the Portfolio's net asset value (NAV). NAV is generally calculated as of the close of normal trading on the NYSE (typically 3:00 p.m. Central time). NAV is not calculated on: (a) days in which changes in a Portfolio's investment portfolio do not materially change the Portfolio's NAV, (b) days on which no Portfolio shares are purchased or sold, and (c) customary national business holidays on which the NYSE is closed for trading. The price for shares of Money Market Portfolio will normally be $1.00. However, there is no assurance that Money Market Portfolio will maintain the $1.00 NAV.

A purchase order will be priced at the next NAV calculated after the purchase order is received by the Fund. If a purchase order is received after the close of normal trading on the NYSE, the order will be priced at the NAV calculated on the next day the NYSE is open for trading.

DETERMINATION OF NET ASSET VALUE. NAV for one Portfolio share is equal to the Portfolio's total investments less any liabilities divided by the number of Portfolio shares. To determine NAV, a Portfolio (other than Money Market Portfolio) generally values its investments based on market quotations. Debt securities may be valued based on calculations furnished to the Portfolio by a pricing service or by brokers who make a market in such securities. A Portfolio may hold securities that are listed on foreign stock exchanges. These foreign securities may trade on weekends or other days when the Portfolio typically does not calculate NAV. As a result, the NAV of such Portfolio shares may change on days when an investor will not be able to purchase or sell Portfolio shares. If market quotations are not available for certain Portfolio investments, the investments are valued based on the fair value of the investments as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share price is calculated. Other circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or defaults; (ii) when events occur such as markets closing early or not opening, or security trading halts; or (iii) when pricing certain restricted or non-public securities. Despite best efforts, due to the subjective nature of fair value pricing there is an inherent risk that the fair value of an investment may be higher or lower than the value the Portfolio would have received if it had sold the investment. Fair value pricing may in some cases reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However,

                                            BUYING AND SELLING SHARES         43
fair value pricing cannot eliminate the possibility of frequent trading (see "Excessive Trading" below). Securities in Money Market Portfolio's investment portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument.

SELLING SHARES

Portfolio shares will be sold at the NAV next calculated after a sale order is received by the Fund. The amount an investor receives may be more or less than the original purchase price for the applicable shares. The Fund does not currently impose a redemption fee in connection with such transactions, but reserves the right to do so if the Board of Directors determines that imposing a redemption fee is in the best interest of the Fund and its shareholders or is required by law or regulation. Redemptions, like purchases, may be effected only through a participating life insurance company or qualified plan. Please refer to the appropriate separate account prospectus or plan documents for details.

EXCHANGING SHARES

GENERALLY. Owners of the variable life insurance policies and variable annuity contracts who invest in the Fund may exchange shares of a Portfolio for shares of other Portfolios subject to both the limitations described below and the terms and any specific limitations on the exchange or "transfer" privilege described in the accompanying prospectus for those policies or contracts. An exchange will be made on the basis of the Portfolios' relative net asset values.

EXCESSIVE TRADING. The Board of Directors of the Fund has adopted the following as the Fund's policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders: The Fund and its Portfolios are not intended for market timing or excessive trading, nor will the Fund knowingly accommodate such trading activity. It is also the policy of the Fund to discourage frequent purchases and redemptions of Portfolio shares when the Fund becomes aware of such activity, and, in such circumstances, to take steps to attempt to minimize the effect of excessive trading activity in affected Portfolios. Frequent trading into and out of a Portfolio can disrupt the efficient management of the Portfolio and its investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all shareholders, including long-term shareholders who do not generate these expenses. A Portfolio which invests in overseas markets may be particularly subject to such risks resulting from time-zone arbitrage, where a market timer attempts to take advantage of pricing differences that may occur when an event impacting the value of a Portfolio investment occurs after the close of the foreign exchange or market on which the security is traded but before the time the Portfolio's share price is calculated. A Portfolio holding material amounts of thinly-traded securities may also be more susceptible to market timing risks. Fair value pricing of such securities may, in some cases, reduce the risk of frequent or excessive trading in a Portfolio, but it cannot eliminate the possibility of such trading.

The Fund and its agents reserve the right to reject, for any reason and without prior notice, any purchase request (including exchange purchases if permitted by the insurance company or qualified plan) by any investor or group of investors indefinitely if they believe that any combination of trading activity, including trading done in multiple accounts under common ownership or control, is attributable to market timing or is otherwise excessive or potentially disruptive to a Portfolio. In addition to refusing purchase and exchange orders, the Fund reserves the right to instruct its participating financial intermediaries to restrict the availability to their contract owners or plan participants of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, express mail or delivery services, internet

 44     BUYING AND SELLING SHARES
services or any other electronic transfer service if, in the judgment of the Fund, a contract owner's or plan participant's trading has been or may be disruptive to a Portfolio. The Fund watches for and attempts to detect unusual trading activity by monitoring aggregate trades in Portfolio shares placed in the omnibus accounts. When such activity is detected, the Fund will contact participating life insurance companies and qualified plans for the purpose of asking them to investigate the trading activities of their contract owners and participants, respectively, to discourage such contract owners or participants from engaging in further abusive trading, and, where appropriate, to impose restrictions on excessive trading as described above.

Although the Fund itself attempts to monitor aggregate trades in the omnibus accounts for unusual activity, the Fund relies primarily on financial intermediaries to take steps reasonably designed to detect and prevent excessive trading in the Fund. In accordance with regulations under the Investment Company Act of 1940, the Fund has entered into a shareholder information agreement with each of its financial intermediaries. Pursuant to such agreements, financial intermediaries are required, among other things, to provide to the Fund, upon request, the Taxpayer Identification Numbers of contract owners or plan participants who trade Fund shares through an omnibus account with the intermediary, as well as the amounts and dates of such transactions. Financial intermediaries are also required to implement instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by a contract owner or plan participant who has been identified by the Fund as being in violation of the Fund's policies prohibiting excessive trading.

The Fund will generally refuse purchase or exchange orders from a financial intermediary only in situations where such intermediary has failed to cooperate reasonably in detecting and preventing excessive trading. In addition, the Fund will generally ask a financial intermediary to impose the restrictions described above only if excessive trading by a contract owner or participant continues after the financial intermediary has requested that such trading activity cease. The Fund reserves the right to determine in any circumstance whether excessive trading has occurred, but it will not exercise discretion to do nothing in response to significant evidence of excessive trading activity. It is also the policy of the Fund to impose the restrictions, policies and procedures described above on a uniform basis, but there may sometimes be differences in application for the reasons described in the following paragraph.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions, there can be no assurance that the Fund's efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund's ability to monitor trades that are placed by individual contract owners and plan participants through the omnibus accounts of financial intermediaries is severely limited because the Fund does not have direct access to the underlying account information for such contract owners and plan participants. There may also be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their contract owners and plan participants. As a result, the Fund's ability to monitor and discourage abusive trading practices in omnibus accounts owned by life insurance companies and qualified plans, or to do so on a uniform basis, may be limited. In such circumstances, the Fund and its long-term shareholders may suffer some or all of the adverse consequences of excessive trading described above.

                                            BUYING AND SELLING SHARES         45

                              GENERAL INFORMATION

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Portfolio pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Except for Money Market Portfolio, dividends and net capital gains distributions, if any, are generally paid once a year. Dividends for Money Market Portfolio are declared daily and paid on the last business day of the month. Distributions will be reinvested in additional Portfolio shares. Distributions of these additional shares are made at the NAV of the payment date. From time to time, however, the Portfolios may employ a practice known as "consent dividends." Under this method of "distributing" income, the shareholders of the Portfolios consent to treat specified amounts as dividend income for tax purposes even though dividends are not actually paid (either in cash or by reinvestment in additional shares) by the Portfolios.

TAXES

GENERALLY. Each Portfolio is treated as a separate entity for federal income tax purposes. Since Minnesota Life currently is the sole shareholder of the Fund, no discussion regarding the tax consequences to Fund investors is included in this prospectus. For information concerning the tax consequences to purchasers of variable annuity contracts and variable life insurance policies issued by Minnesota Life, please see the accompanying prospectus for those contracts.

SPECIAL PORTFOLIO DIVERSIFICATION REQUIREMENTS. To enable a variable annuity contract or variable life insurance policy based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940.

Failure by the Fund to meet those special requirements could cause earnings on a contract or policy owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

MIXED AND SHARED FUNDING

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material

 46     GENERAL INFORMATION
conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

                                                  GENERAL INFORMATION         47

                              FINANCIAL HIGHLIGHTS

The following tables describe each Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. The tables do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolios. If such charges and expenses were included, the total return shown below for each Portfolio would be lower. These figures have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Per share data for a share of capital stock and selected information for each period are as follows for each Portfolio:

BOND PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                                               2006     2005(b)    2004      2003      2002
-------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                  $       1.48      1.44      1.37      1.30      1.18
                                                              -----------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                     .07       .06       .06       .06       .06
        Net Gains (Losses) on Securities
         (Both Realized and Unrealized)                          (.01)     (.02)      .01       .01       .06
                                                              -----------------------------------------------
           Total from Investment Operations                       .06       .04       .07       .07       .12
                                                              -----------------------------------------------
     Net Asset Value, End of Year                        $       1.54      1.48      1.44      1.37      1.30
                                                              ===============================================
     Total Return (a)                                    %       4.66      2.44      4.98      5.35     10.50
     Net Assets, End of Year (in thousands)              $    366,077   336,093   304,936   286,934   276,486
     Ratio of Expenses to Average Daily Net Assets       %        .74       .75       .64       .61       .61
     Ratio of Net Investment Income to Average Daily
      Net Assets                                         %       4.92      4.49      4.42      4.32      5.20
     Portfolio Turnover Rate (excluding short-term
      securities)                                        %       90.2     131.5     124.2     128.4     140.8

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

 48     FINANCIAL HIGHLIGHTS

INDEX 400 MID-CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                  2006     2005(b)    2004     2003     2002
-------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                     $       1.68      1.50     1.29      .96     1.13
                                                                 --------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                        .02       .02      .01      .01       --
        Net Gains (Losses) on Securities
         (both realized and unrealized)                              .14       .16      .20      .32     (.17)
                                                                 --------------------------------------------
           Total from Investment Operations                          .16       .18      .21      .33     (.17)
                                                                 --------------------------------------------
     Net Asset Value, End of Year                           $       1.84      1.68     1.50     1.29      .96
                                                                 ============================================
     Total Return (a)                                       %       9.78     11.96    15.73    34.59   (15.03)
     Net Assets, End of Year (in thousands)                 $    145,021   123,649   87,167   63,758   41,835
     Ratio of Expenses to Average Daily Net Assets (b)      %        .56       .58      .64      .61      .65
     Ratio of Net Investment Income to Average Daily Net
      Assets                                                %       1.02      1.16      .56      .62      .42
     Portfolio Turnover Rate (excluding short-term
      securities)                                           %       15.5      25.5     16.3     11.0     20.0

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return has not been annualized.
     (b) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

                                                 FINANCIAL HIGHLIGHTS         49

INDEX 500 PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                2006     2005(b)    2004      2003      2002
--------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                   $       3.98      3.81      3.45      2.70      3.47
                                                               -----------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                      .08       .05       .06       .04       .04
        Net Gains (Losses) on Securities (both
         realized and unrealized)                                  .53       .12       .30       .71      (.81)
                                                               -----------------------------------------------
           Total from Investment Operations                        .61       .17       .36       .75      (.77)
                                                               -----------------------------------------------
     Net Asset Value, End of Year                         $       4.59      3.98      3.81      3.45      2.70
                                                               ===============================================
     Total Return (a)                                     %      15.23      4.43     10.39     28.04    (22.37)
     Net Assets, End of Year (in thousands)               $    669,976   661,874   663,636   586,842   418,897
     Ratio of Expenses to Average Daily Net Assets        %        .49       .50       .45       .45       .43
     Ratio of Net Investment Income to Average Daily
      Net Assets                                          %       1.83      1.38      1.59      1.34      1.23
     Portfolio Turnover Rate (excluding short-term
      securities)                                         %        3.6       5.5       1.6       2.8       7.8

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

 50     FINANCIAL HIGHLIGHTS

MATURING GOVERNMENT BOND 2010 PORTFOLIO

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
                                                                            Year Ended December 31,
                                                                     2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                         $     1.60    1.60    1.55    1.51    1.27
                                                                     -------------------------------------
     Income from Investment Operations:
        Net Investment Income                                          .04     .05     .06     .07     .05
        Net Gains (Losses) on Securities
         (both realized and unrealized)                               (.03)   (.05)   (.01)   (.03)    .19
                                                                     -------------------------------------
           Total from Investment Operations                            .01      --     .05     .04     .24
                                                                     -------------------------------------
     Net Asset Value, End of Year                               $     1.61    1.60    1.60    1.55    1.51
                                                                     =====================================
     Total Return (a)                                           %      .45    (.03)   3.31    2.75   18.85
     Net Assets, End of Year (in thousands)                     $    4,113   5,003   6,762   7,654   9,359
     Ratio of Expenses to Average Daily Net Assets (b)          %     2.88    2.24    1.62    1.12     .65
     Ratio of Net Investment Income to Average Daily Net
      Assets (b)                                                %     2.47    2.91    3.53    3.67    4.79
     Portfolio Turnover Rate (excluding short-term
      securities)                                               %     17.8    14.7    17.1    10.5    19.1

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Advantus Capital voluntarily absorbed $44,356 in expenses for the year ended December 31, 2002. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.28% and the ratio of net investment income to average daily net assets would have been 4.16%.

                                                 FINANCIAL HIGHLIGHTS         51

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                 2006     2005(b)    2004     2003      2002
--------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                    $       1.00     1.00      1.00      1.00      1.00
                                                                ----------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                       .04      .02       .01       .01       .01
                                                                ----------------------------------------------
           Total from Investment Operations                         .04      .02       .01       .01       .01
                                                                ----------------------------------------------
     Less Distributions:
        Dividends from Net Investment Income                       (.04)    (.02)     (.01)     (.01)     (.01)
                                                                ----------------------------------------------
           Total Distributions                                     (.04)    (.02)     (.01)     (.01)     (.01)
                                                                ----------------------------------------------
     Net Asset Value, End of Year                          $       1.00     1.00      1.00      1.00      1.00
                                                                ==============================================
     Total Return (a)                                      %       4.36     2.43       .74       .61      1.28
     Net Assets, End of Year (in thousands)                $    113,487   97,016    85,433    96,069   163,703
     Ratio of Expenses to Average Daily Net Assets         %        .71      .72       .64       .60       .57
     Ratio of Net Investment Income to Average Daily
      Net Assets                                           %       4.31     2.43       .75       .64      1.26

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

 52     FINANCIAL HIGHLIGHTS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                2006     2005(b)    2004      2003      2002
--------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                   $       1.45      1.41      1.34      1.29      1.18
                                                               -----------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                      .08       .07       .07       .08       .08
        Net Gains (Losses) on Securities
         (both realized and unrealized)                           (.01)     (.03)       --      (.03)      .03
                                                               -----------------------------------------------
           Total from Investment Operations                        .07       .04       .07       .05       .11
                                                               -----------------------------------------------
     Net Asset Value, End of Year                         $       1.52      1.45      1.41      1.34      1.29
                                                               ===============================================
     Total Return (a)                                     %       5.34      2.88      4.81      4.15      9.66
     Net Assets, End of Year (in thousands)               $    191,993   195,294   235,481   241,997   249,802
     Ratio of Expenses to Average Daily Net Assets        %        .76       .78       .65       .62       .62
     Ratio of Net Investment Income to Average Daily
      Net Assets                                          %       5.49      4.93      4.98      5.51      6.41
     Portfolio Turnover Rate (excluding short-term
      securities)                                         %       89.4     138.9     152.2      83.9      82.4

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

                                                 FINANCIAL HIGHLIGHTS         53

REAL ESTATE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                  2006     2005(c)     2004     2003     2002
--------------------------------------------------------------------------------------------------------------
     Net Asset Value, Beginning of Year                    $        2.19       1.97     1.46     1.02      .96
                                                                ----------------------------------------------
     Income from Investment Operations:
        Net Investment Income                                        .07        .06      .03      .03      .03
        Net Gains (Losses) on Securities
         (both realized and unrealized)                              .60        .16      .48      .41      .03
                                                                ----------------------------------------------
           Total from Investment Operations                          .67        .22      .51      .44      .06
                                                                ----------------------------------------------
     Net Asset Value, End of Year                          $        2.86       2.19     1.97     1.46     1.02
                                                                ==============================================
     Total Return (a)                                      %       30.63      11.08    35.52    42.21     6.97
     Net Assets, End of Year (in thousands)                $     147,021    110,437   95,410   60,664   33,912
     Ratio of Expenses to Average Daily Net Assets (b)     %        1.10       1.12     1.06     1.11     1.00
     Ratio of Net Investment Income to Average Daily
      Net Assets (b)                                       %        1.31       3.14     2.13     2.78     3.38
     Portfolio Turnover Rate (excluding short-term
      securities)                                          %        39.7       34.8     85.3     45.4     70.2

     (a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
     (b) Advantus Capital voluntarily absorbed $47,820 in expenses for the year ended December 31, 2002. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.18% and the ratio of net investment income to average daily net assets would have been 3.23%.
     (c) Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

 54     FINANCIAL HIGHLIGHTS

                               SERVICE PROVIDERS

INVESTMENT ADVISER

Advantus Capital Management, Inc.
400 Robert Street North
St. Paul, Minnesota 55101
(800) 665-6005
ADMINISTRATIVE SERVICES AGENT

Minnesota Life Insurance Company
(800) 995-3850

UNDERWRITER

Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101-2098
(651) 665-4833

CUSTODIANS

Wells Fargo Bank Minnesota
Sixth Street and Marquette Avenue
Minneapolis, Minnesota 55479
     Money Market, Index 500, Index 400 Mid-Cap and Real Estate Securities Portfolios

Mellon Bank, N.A.
One Mellon Center
Pittsburgh, Pennsylvania 15258
     Bond, Mortgage Securities and Maturing Government Bond 2010 Portfolios

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

GENERAL COUNSEL

Dorsey & Whitney LLP

INDEPENDENT LEGAL COUNSEL TO
  INDEPENDENT DIRECTORS

Faegre & Benson LLP

                                                    SERVICE PROVIDERS         55

                     ADDITIONAL INFORMATION ABOUT THE FUND

The Fund's annual and semi-annual reports list holdings for each Portfolio, and discuss recent market conditions, economic trends and investment strategies that affected the Portfolios during the latest fiscal year.

A Statement of Additional Information (SAI) provides further information about the Fund and the Portfolios. The current SAI is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

HOW TO OBTAIN ADDITIONAL INFORMATION. The SAI and the Fund's annual and semi-annual reports are available without charge upon request. You may obtain additional information or make any inquiries:

By Telephone - Call 1-800-995-3850

By Mail - Write to Minnesota Life Insurance Company, 400 Robert Street North,
          St. Paul, Minnesota 55101-2098

The SAI and the Fund's annual and semi-annual reports are not currently available on or through a Fund internet web site inasmuch as the Fund does not at present have such a web site.

Information about the Fund (including the SAI and annual and semi-annual reports) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (telephone 1-202-942-8090 or 1-800-SEC-0330). This information and other reports about the Fund are also available on the SEC's World Wide Web site at http://www.sec.gov. Copies of this information may be obtained by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or obtained by electronic request to: publicinfo@sec.gov. You will be charged a duplicating fee for copies.

Investment Company Act No. 811-4279

[ADVANTUS LOGO]

(C)2006 Minnesota Life Insurance Company. All rights reserved.

 56     ADDITIONAL INFORMATION ABOUT THE FUND